Related Party Transactions - Annual activity of loans outstanding to related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning of year	$ 3,193,470	$ 3,523,047
Additions	1,178,281	1,138,338
Repayments	(1,259,775)	(1,467,915)
Balance, end of year	$ 3,111,976	$ 3,193,470